Revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue

5	Revenue

An analysis of revenue is as follows:
	Year ended December 31,
	2021	2020	2019
	RMB million	RMB million	RMB million
Revenue from contracts with customers	66,887	58,470	120,796
Revenue from other sources
— Rental income	240	257	190

	67,127	58,727	120,986

(a)	Disaggregated revenue information for revenue from contracts with customers:

For the year ended December 31, 2021
	Airline
	transportation	Others
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Types of goods or services
Traffic revenues
— Passenger	54,105	—	54,105
— Cargo and mail	8,309	—	8,309
Ticket cancellation and commission service	2,115	—	2,115
Ground service income	756	—	756
Others	1,287	315	1,602

Total revenue from contracts with customers	66,572	315	66,887

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	55,578	315	55,893
International	10,553	—	10,553
Regional (Hong Kong, Macau and Taiwan)	441	—	441

Total revenue from contracts with customers	66,572	315	66,887

For the year ended December 31, 2020

	Airline
	transportation	Others
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Types of goods or services
Traffic revenues
— Passenger	49,215	—	49,215
— Cargo and mail	4,895	—	4,895
Ticket cancellation and commission service	2,206	—	2,206
Ground service income	818	—	818
Others	1,034	302	1,336

Total revenue from contracts with customers	58,168	302	58,470

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	44,920	302	45,222
International	12,759	—	12,759
Regional (Hong Kong, Macau and Taiwan)	489	—	489

Total revenue from contracts with customers	58,168	302	58,470

For the year ended December 31, 2019
	Airline
	transportation	Others
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Types of goods or services
Traffic revenues
— Passenger	110,416	—	110,416
— Cargo and mail	3,826	—	3,826
Ticket cancellation and commission service	2,485	—	2,485
Ground service income	1,180	—	1,180
Others	1,269	1,620	2,889

Total revenue from contracts with customers	119,176	1,620	120,796

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	78,248	1,620	79,868
International	37,082	—	37,082
Regional (Hong Kong, Macau and Taiwan)	3,846	—	3,846

Total revenue from contracts with customers	119,176	1,620	120,796

Set out below is the reconciliation of the revenue from contracts with customers to the amounts disclosed in the segment information:
For the year ended December 31, 2021

	Airline
	transportation	Others
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Revenue from contracts with customers
External customers	66,572	315	66,887
Intersegment sales	—	1,006	1,006

Intersegment adjustment and eliminations	—	(1,006)	(1,006)

Total revenue from contracts with customers	66,572	315	66,887

For the year ended December 31, 2020
	Airline
	transportation	Others
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Revenue from contracts with customers
External customers	58,168	302	58,470
Intersegment sales	—	1,499	1,499

Intersegment adjustment and eliminations	—	(1,499)	(1,499)

Total revenue from contracts with customers	58,168	302	58,470

For the year ended December 31, 2019
	Airline
	transportation	Others
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Revenue from contracts with customers
External customers	119,176	1,620	120,796
Intersegment sales	—	2,052	2,052

Intersegment adjustment and eliminations	—	(2,052)	(2,052)

Total revenue from contracts with customers	119,176	1,620	120,796

The following table shows the amount of revenue recognised in the current reporting period that was included in the contract liabilities at the beginning of the reporting period:

	2021	2020
	RMB million	RMB million
Revenue recognised that was included in contract liabilities at the beginning of the year:
Passenger transportation services	2,979	6,699

As at December 31, 2021, the contract liabilities for frequent flyer programme amounted to RMB1,492 million. The table below presents the activity of the contract liabilities for frequent flyer programme.

	2021	2020
	RMB million	RMB million
At January 1,	1,966	2,245
Deferred during the year	945	843
Recognised as revenue during the year	(1,250)	(1,122)

At December 31,	1,661	1,966
Less: the related pending output value added tax therein	(169)	(185)

	1,492	1,781

(b)	Performance obligations
Information about the Group’s performance obligations is summarised below:
Passenger transportation services
The performance obligation is satisfied upon transportation service provided. Payment in advance is required and reflected in sales in advance of carriage or frequent flyer programme, both of which are included in contract liabilities.
Cargo and mail transportation services
The performance obligation is satisfied as services are rendered and payment is generally due within 30 days after the end of each month.
Ground services
The performance obligation is satisfied as services are rendered and payment is generally due within 45 days from the date of billing.
Ticket cancellation and commission services
The performance obligation is satisfied as the process of ticket cancellation or sales is completed and consideration normally has been received before the services are rendered.